Income Taxes (Components of Federal Income Tax Provision) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Current Income Tax Expense (Benefit)	$ 1,138	$ 2,019	$ 2,657
Deferred Income Tax Expense (Benefit)	746	(387)	(51)
Current Income Tax Expense (Benefit), Total	1,884	1,632	2,606
Parent Company [Member]
Current Income Tax Expense (Benefit), Total	$ (225)	$ (103)	$ (114)